Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARDING LOEVNER FUNDS INC
Entity Central Index Key	0001018170
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000011818 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Investor Class
Trading Symbol	HLMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Equity (Investor Class)	$58	1.15%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Investor Class (HLMNX) returned 4.59% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 5.95% (net of source taxes).
Key Performance Factors
International markets gained despite uncertainty around US tariff policy and the risk that higher tariffs pose to growth. Rising long-end yields in Europe and Japan helped Financials outperform. AI-exposed companies inside China soared after the release of Chinese AI model DeepSeek, while those outside China fell sharply. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials and Europe ex EMU, but benefited from strong returns in Health Care, Consumer Discretionary, and Japan.
Sector Analysis
In Industrials, Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Shares of Japan’s Chugai Pharmaceutical rose after its partner Lilly announced positive Phase 3 clinical trial results for Orforglipron, its oral GLP-1 candidate drug for diabetes.
Regional Analysis
Shares of Swiss hearing aid manufacturer Sonova declined due to tariff fears; the company has significant exposure to the US market. In Japan, Sony reported strong results, boosted by growth in its gaming and music divisions, and increased guidance for revenue and margins.
Performance
🡱 Top Contributors	🡳 Top Detractors
Sony	Disco Corp
BBVA	Delta Electronics
Allianz	Schneider Electric
Chugai Pharmaceutical	Techtronic Industries
Infineon Technologies	Haier Smart Home
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.49	8.86	5.42
MSCI All Country World ex US Index	11.92	10.09	4.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 12,199,500,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$12,199.5M	Total advisory fees paid (after waiver/reimbursement)	$41.2M
Total number of holdings	58	Period portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Allianz SE, Reg S	3.8
Chugai Pharmaceutical Co., Ltd.	3.7
DBS Group Holdings Ltd.	3.6
HDFC Bank Ltd. - ADR	3.5
Sony Group Corp.	3.1
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.0
Haleon plc	2.9
Manulife Financial Corp.	2.8
Shell plc	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Allianz SE, Reg S	3.8
Chugai Pharmaceutical Co., Ltd.	3.7
DBS Group Holdings Ltd.	3.6
HDFC Bank Ltd. - ADR	3.5
Sony Group Corp.	3.1
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.0
Haleon plc	2.9
Manulife Financial Corp.	2.8
Shell plc	2.8
Roche Holding AG, Genusschein	2.7

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000179658 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Institutional Class Z
Trading Symbol	HLIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Equity (Institutional Class Z)	$37	0.73%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Institutional Class Z (HLIZX) returned 4.80% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 5.95% (net of source taxes).
Key Performance Factors
International markets gained despite uncertainty around US tariff policy and the risk that higher tariffs pose to growth. Rising long-end yields in Europe and Japan helped Financials outperform. AI-exposed companies inside China soared after the release of Chinese AI model DeepSeek, while those outside China fell sharply. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials and Europe ex EMU, but benefited from strong returns in Health Care, Consumer Discretionary, and Japan.
Sector Analysis
In Industrials, Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Shares of Japan’s Chugai Pharmaceutical rose after its partner Lilly announced positive Phase 3 clinical trial results for Orforglipron, its oral GLP-1 candidate drug for diabetes.
Regional Analysis
Shares of Swiss hearing aid manufacturer Sonova declined due to tariff fears; the company has significant exposure to the US market. In Japan, Sony reported strong results, boosted by growth in its gaming and music divisions, and increased guidance for revenue and margins.
Performance
🡱 Top Contributors	🡳 Top Detractors
Sony	Disco Corp
BBVA	Delta Electronics
Allianz	Schneider Electric
Chugai Pharmaceutical	Techtronic Industries
Infineon Technologies	Haier Smart Home
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.97	9.30	5.84
MSCI All Country World ex US Index	11.92	10.09	4.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 12,199,500,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$12,199.5M	Total advisory fees paid (after waiver/reimbursement)	$41.2M
Total number of holdings	58	Period portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Allianz SE, Reg S	3.8
Chugai Pharmaceutical Co., Ltd.	3.7
DBS Group Holdings Ltd.	3.6
HDFC Bank Ltd. - ADR	3.5
Sony Group Corp.	3.1
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.0
Haleon plc	2.9
Manulife Financial Corp.	2.8
Shell plc	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Allianz SE, Reg S	3.8
Chugai Pharmaceutical Co., Ltd.	3.7
DBS Group Holdings Ltd.	3.6
HDFC Bank Ltd. - ADR	3.5
Sony Group Corp.	3.1
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.0
Haleon plc	2.9
Manulife Financial Corp.	2.8
Shell plc	2.8
Roche Holding AG, Genusschein	2.7

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000011817 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Institutional Class
Trading Symbol	HLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Equity (Institutional Class)	$42	0.83%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Institutional Class (HLMIX) returned 4.70% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 5.95% (net of source taxes).
Key Performance Factors
International markets gained despite uncertainty around US tariff policy and the risk that higher tariffs pose to growth. Rising long-end yields in Europe and Japan helped Financials outperform. AI-exposed companies inside China soared after the release of Chinese AI model DeepSeek, while those outside China fell sharply. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials and Europe ex EMU, but benefited from strong returns in Health Care, Consumer Discretionary, and Japan.
Sector Analysis
In Industrials, Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Shares of Japan’s Chugai Pharmaceutical rose after its partner Lilly announced positive Phase 3 clinical trial results for Orforglipron, its oral GLP-1 candidate drug for diabetes.
Regional Analysis
Shares of Swiss hearing aid manufacturer Sonova declined due to tariff fears; the company has significant exposure to the US market. In Japan, Sony reported strong results, boosted by growth in its gaming and music divisions, and increased guidance for revenue and margins.
Performance
🡱 Top Contributors	🡳 Top Detractors
Sony	Disco Corp
BBVA	Delta Electronics
Allianz	Schneider Electric
Chugai Pharmaceutical	Techtronic Industries
Infineon Technologies	Haier Smart Home
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.82	9.20	5.76
MSCI All Country World ex US Index	11.92	10.09	4.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 12,199,500,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 41,200,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$12,199.5M	Total advisory fees paid (after waiver/reimbursement)	$41.2M
Total number of holdings	58	Period portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Allianz SE, Reg S	3.8
Chugai Pharmaceutical Co., Ltd.	3.7
DBS Group Holdings Ltd.	3.6
HDFC Bank Ltd. - ADR	3.5
Sony Group Corp.	3.1
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.0
Haleon plc	2.9
Manulife Financial Corp.	2.8
Shell plc	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Allianz SE, Reg S	3.8
Chugai Pharmaceutical Co., Ltd.	3.7
DBS Group Holdings Ltd.	3.6
HDFC Bank Ltd. - ADR	3.5
Sony Group Corp.	3.1
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.0
Haleon plc	2.9
Manulife Financial Corp.	2.8
Shell plc	2.8
Roche Holding AG, Genusschein	2.7

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000179659 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Institutional Class Z
Trading Symbol	HLGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Global Equity (Institutional Class Z)	$37	0.75%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Institutional Class Z (HLGZX) increased 1.08% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 0.88% (net of source taxes).
Key Performance Factors
Donald Trump’s victory in the presidential election initially boosted US equities, as investors looked forward to business-friendly policies, while international markets took a more cautious view of the new administration. In April, the US government’s announcement of high tariffs on all trading partners (especially China) sent markets tumbling, though they recovered somewhat when it became clear US policymakers were open to negotiation.
Sector performance was mixed; Financials and Consumer Staples rose strongly while Information Technology, Energy, and Materials fell. The Fund outperformed the index, with good relative returns in Communication Services and Consumer Discretionary. Lagging returns in Industrials and an underweight in Financials detracted.
Sector Analysis
In Communication Services, shares of streaming business Netflix soared in response to strong subscriber growth. Japanese electronics and media company Sony outperformed in Consumer Discretionary, boosted by growth in its gaming and music divisions.
Regional Analysis
Signs of faltering enthusiasm for artificial intelligence (AI) investments hurt French energy equipment producer Schneider Electric, which provides power and cooling technology used in advanced AI server systems. The company also underwent a leadership transition. The Fund’s underweight in AI-chip producer NVIDIA in the US was helpful.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Sony	Globant
NVIDIA	Thermo Fisher Scientific
CME Group	Schneider Electric
Chugai Pharmaceutical	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.56	9.43	8.52
MSCI All Country World Index	11.84	13.07	8.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 528,100,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$528.1M	Total advisory fees paid (after waiver/reimbursement)	$1.9M
Total number of holdings	61	Period portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Netflix Inc.	4.7
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.1
Microsoft Corp.	4.0
Alphabet Inc., Class A	3.9
Vertex Pharmaceuticals Inc.	3.8
Amazon.com Inc.	3.6
Schneider Electric SE	3.2
Meta Platforms Inc., Class A	2.8
CME Group Inc.	2.7
Sony Group Corp.	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Netflix Inc.	4.7
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.1
Microsoft Corp.	4.0
Alphabet Inc., Class A	3.9
Vertex Pharmaceuticals Inc.	3.8
Amazon.com Inc.	3.6
Schneider Electric SE	3.2
Meta Platforms Inc., Class A	2.8
CME Group Inc.	2.7
Sony Group Corp.	2.5

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000011819 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Advisor Class
Trading Symbol	HLMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Global Equity (Advisor Class)	$55	1.11%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Advisor Class (HLMGX) increased 0.91% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 0.88% (net of source taxes).
Key Performance Factors
Donald Trump’s victory in the presidential election initially boosted US equities, as investors looked forward to business-friendly policies, while international markets took a more cautious view of the new administration. In April, the US government’s announcement of high tariffs on all trading partners (especially China) sent markets tumbling, though they recovered somewhat when it became clear US policymakers were open to negotiation.
Sector performance was mixed; Financials and Consumer Staples rose strongly while Information Technology, Energy, and Materials fell. The Fund performed in line with the index, with good relative returns in Communication Services and Consumer Discretionary. Lagging returns in Industrials and an underweight in Financials detracted.
Sector Analysis
In Communication Services, shares of streaming business Netflix soared in response to strong subscriber growth. Japanese electronics and media company Sony outperformed in Consumer Discretionary, boosted by growth in its gaming and music divisions.
Regional Analysis
Signs of faltering enthusiasm for artificial intelligence (AI) investments hurt French energy equipment producer Schneider Electric, which provides power and cooling technology used in advanced AI server systems. The company also underwent a leadership transition. The Fund’s underweight in AI-chip producer NVIDIA in the US was helpful.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Sony	Globant
NVIDIA	Thermo Fisher Scientific
CME Group	Schneider Electric
Chugai Pharmaceutical	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.19	9.11	8.23
MSCI All Country World Index	11.84	13.07	8.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 528,100,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$528.1M	Total advisory fees paid (after waiver/reimbursement)	$1.9M
Total number of holdings	61	Period portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Netflix Inc.	4.7
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.1
Microsoft Corp.	4.0
Alphabet Inc., Class A	3.9
Vertex Pharmaceuticals Inc.	3.8
Amazon.com Inc.	3.6
Schneider Electric SE	3.2
Meta Platforms Inc., Class A	2.8
CME Group Inc.	2.7
Sony Group Corp.	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Netflix Inc.	4.7
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.1
Microsoft Corp.	4.0
Alphabet Inc., Class A	3.9
Vertex Pharmaceuticals Inc.	3.8
Amazon.com Inc.	3.6
Schneider Electric SE	3.2
Meta Platforms Inc., Class A	2.8
CME Group Inc.	2.7
Sony Group Corp.	2.5

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000079785 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Institutional Class
Trading Symbol	HLMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Global Equity (Institutional Class)	$42	0.85%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Institutional Class (HLMVX) increased 1.03% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 0.88% (net of source taxes).
Key Performance Factors
Donald Trump’s victory in the presidential election initially boosted US equities, as investors looked forward to business-friendly policies, while international markets took a more cautious view of the new administration. In April, the US government’s announcement of high tariffs on all trading partners (especially China) sent markets tumbling, though they recovered somewhat when it became clear US policymakers were open to negotiation.
Sector performance was mixed; Financials and Consumer Staples rose strongly while Information Technology, Energy, and Materials fell. The Fund outperformed the index, with good relative returns in Communication Services and Consumer Discretionary. Lagging returns in Industrials and an underweight in Financials detracted.
Sector Analysis
In Communication Services, shares of streaming business Netflix soared in response to strong subscriber growth. Japanese electronics and media company Sony outperformed in Consumer Discretionary, boosted by growth in its gaming and music divisions.
Regional Analysis
Signs of faltering enthusiasm for artificial intelligence (AI) investments hurt French energy equipment producer Schneider Electric, which provides power and cooling technology used in advanced AI server systems. The company also underwent a leadership transition. The Fund’s underweight in AI-chip producer NVIDIA in the US was helpful.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Sony	Globant
NVIDIA	Thermo Fisher Scientific
CME Group	Schneider Electric
Chugai Pharmaceutical	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.47	9.34	8.47
MSCI All Country World Index	11.84	13.07	8.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 528,100,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$528.1M	Total advisory fees paid (after waiver/reimbursement)	$1.9M
Total number of holdings	61	Period portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Netflix Inc.	4.7
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.1
Microsoft Corp.	4.0
Alphabet Inc., Class A	3.9
Vertex Pharmaceuticals Inc.	3.8
Amazon.com Inc.	3.6
Schneider Electric SE	3.2
Meta Platforms Inc., Class A	2.8
CME Group Inc.	2.7
Sony Group Corp.	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Netflix Inc.	4.7
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.1
Microsoft Corp.	4.0
Alphabet Inc., Class A	3.9
Vertex Pharmaceuticals Inc.	3.8
Amazon.com Inc.	3.6
Schneider Electric SE	3.2
Meta Platforms Inc., Class A	2.8
CME Group Inc.	2.7
Sony Group Corp.	2.5

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000011821 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets
Class Name	Advisor Class
Trading Symbol	HLEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Emerging Markets (Advisor Class)	$57	1.15%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Emerging Markets Advisor Class (HLEMX) fell 1.13% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 0.40% in the same period (net of source taxes).
Key Performance Factors
Emerging markets (EMs) rose much of the period, supported by falling interest rates and the Chinese government’s launch of a large stimulus package to reignite its economy. EMs tumbled in early April after the US government announced high tariffs on all trading partners but recovered somewhat when it became clear US policymakers were open to negotiation. Communication Services was the best sector, boosted by Chinese technology leaders in the sector. The Information Technology (IT) sector fell sharply on concerns about a slowdown in AI spending. The Fund had weak relative returns in IT while good stocks in Consumer Staples were helpful.
Sector Analysis
Shares of IT-services company Globant fell due to concerns about slowing growth in the US, its key market. In Consumer Staples, bottler Coca-Cola HBC’s earnings topped market expectations.
Regional Analysis
Shares of Taiwanese semiconductor maker Aspeed were pressured by growth concerns for its AI-server end market. In India, HDFC Bank reported accelerating loan growth and has benefited from central bank efforts to improve liquidity in India’s financial system.
🡱 Top Contributors	🡳 Top Detractors
TSMC	Globant
Emaar Properties	Aspeed
Coca-Cola HBC	Eclat Textile
Sanhua Intelligent Controls	Techtronic Industries
HDFC Bank	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.89	2.53	1.23
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 440,200,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$440.2M	Total advisory fees paid (after waiver/reimbursement)	$1.9M
Total number of holdings	70	Period portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.2
HDFC Bank Ltd.	5.0
Alibaba Group Holding Ltd.	3.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.3
Trip.com Group Ltd.	3.2
Tata Consultancy Services Ltd.	3.0
ICICI Bank Ltd.	2.9
Maruti Suzuki India Ltd.	2.8
ASPEED Technology Inc.	2.0
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.2
HDFC Bank Ltd.	5.0
Alibaba Group Holding Ltd.	3.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.3
Trip.com Group Ltd.	3.2
Tata Consultancy Services Ltd.	3.0
ICICI Bank Ltd.	2.9
Maruti Suzuki India Ltd.	2.8
ASPEED Technology Inc.	2.0

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000011822 [Member]
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets
Class Name	Institutional Class
Trading Symbol	HLMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Emerging Markets (Institutional Class)	$52	1.06%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class (HLMEX) fell 1.51% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 0.40% in the same period (net of source taxes).
Key Performance Factors
Emerging markets (EMs) rose much of the period, supported by falling interest rates and the Chinese government’s launch of a large stimulus package to reignite its economy. EMs tumbled in early April after the US government announced high tariffs on all trading partners but recovered somewhat when it became clear US policymakers were open to negotiation. Communication Services was the best sector, boosted by Chinese technology leaders in the sector. The Information Technology (IT) sector fell sharply on concerns about a slowdown in AI spending. The Fund had weak relative returns in IT while good stocks in Consumer Staples were helpful.
Sector Analysis
Shares of IT-services company Globant fell due to concerns about slowing growth in the US, its key market. In Consumer Staples, bottler Coca-Cola HBC’s earnings topped market expectations.
Regional Analysis
Shares of Taiwanese semiconductor maker Aspeed were pressured by growth concerns for its AI-server end market. In India, HDFC Bank reported accelerating loan growth and has benefited from central bank efforts to improve liquidity in India’s financial system.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
TSMC	Aspeed
Coca-Cola HBC	Eclat Textile
Sanhua Intelligent Controls	Techtronic Industries
HDFC Bank	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $500,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	8.34	2.50	1.29
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 390,100,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$390.1M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	71	Period portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.2
HDFC Bank Ltd.	5.0
Alibaba Group Holding Ltd.	3.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Trip.com Group Ltd.	3.2
Tata Consultancy Services Ltd.	2.9
ICICI Bank Ltd.	2.8
Maruti Suzuki India Ltd.	2.8
ASPEED Technology Inc.	2.0
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.2
HDFC Bank Ltd.	5.0
Alibaba Group Holding Ltd.	3.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Trip.com Group Ltd.	3.2
Tata Consultancy Services Ltd.	2.9
ICICI Bank Ltd.	2.8
Maruti Suzuki India Ltd.	2.8
ASPEED Technology Inc.	2.0

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000138298 [Member]
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets
Class Name	Institutional Class Z
Trading Symbol	HLEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Emerging Markets (Institutional Class Z)	$47	0.96%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class Z (HLEZX) fell 1.42% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 0.40% in the same period (net of source taxes).
Key Performance Factors
Emerging markets (EMs) rose much of the period, supported by falling interest rates and the Chinese government’s launch of a large stimulus package to reignite its economy. EMs tumbled in early April after the US government announced high tariffs on all trading partners but recovered somewhat when it became clear US policymakers were open to negotiation. Communication Services was the best sector, boosted by Chinese technology leaders in the sector. The Information Technology (IT) sector fell sharply on concerns about a slowdown in AI spending. The Fund had weak relative returns in IT while good stocks in Consumer Staples were helpful.
Sector Analysis
Shares of IT-services company Globant fell due to concerns about slowing growth in the US, its key market. In Consumer Staples, bottler Coca-Cola HBC’s earnings topped market expectations.
Regional Analysis
Shares of Taiwanese semiconductor maker Aspeed were pressured by growth concerns for its AI-server end market. In India, HDFC Bank reported accelerating loan growth and has benefited from central bank efforts to improve liquidity in India’s financial system.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
TSMC	Aspeed
Coca-Cola HBC	Eclat Textile
Sanhua Intelligent Controls	Techtronic Industries
HDFC Bank	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $5,000,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	8.47	2.62	1.43
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 390,100,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$390.1M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	71	Period portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.2
HDFC Bank Ltd.	5.0
Alibaba Group Holding Ltd.	3.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Trip.com Group Ltd.	3.2
Tata Consultancy Services Ltd.	2.9
ICICI Bank Ltd.	2.8
Maruti Suzuki India Ltd.	2.8
ASPEED Technology Inc.	2.0
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.2
HDFC Bank Ltd.	5.0
Alibaba Group Holding Ltd.	3.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Trip.com Group Ltd.	3.2
Tata Consultancy Services Ltd.	2.9
ICICI Bank Ltd.	2.8
Maruti Suzuki India Ltd.	2.8
ASPEED Technology Inc.	2.0

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000045117 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Investor Class
Trading Symbol	HLMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Small Companies (Investor Class)	$66	1.32%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Investor Class (HLMSX) rose 2.62% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 2.66% in the same period (net of source taxes).[1]
Key Performance Factors
International small caps gained during the period, outperforming US small caps, as investors worried about the impact of higher tariffs on US growth and inflation. European markets rallied after German legislators approved its fiscal stimulus package. Rising long-end yields in Europe and Japan helped Financials outperform. Information Technology (IT) underperformed as the release of Chinese AI model DeepSeek rattled stocks across the tech supply chain. The Fund kept pace with the index due to strong relative returns in IT and Communication Services but was hurt by weak returns in Consumer Discretionary and Industrials.
Sector Analysis
In Communication Services, mobile network operator Airtel Africa received regulatory approval to increase rates up to 50% in Nigeria. In Consumer Discretionary, Philippine home-improvement retailer Wilcon Depot reported disappointing results due to slow demand and discounting by peers.
Regional Analysis
Yantai China Pet Foods soared after the company reported strong sales and an improvement in profit margins. German life-science products manufacturer STRATEC suffered weakening pricing power; we reduced our holding.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Wilcon Depot
Yantai China Pet Foods	YouGov
CyberArk	Thule Group
Scout24	Globant
Bankinter	SH Kelkar
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
[1] The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	6.13	6.76	4.60
MSCI ACWI ex US Index*	11.92	10.09	4.83
MSCI ACWI ex US Small Cap Index*	8.23	10.31	5.19
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 301,300,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$301.3M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	81	Period portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Hoa Phat Group JSC	2.5
Siauliu Bankas AB	2.5
Reply SpA	2.5
Senior plc	2.5
Airtel Africa plc	2.4
Cranswick plc	2.4
Diploma plc	2.3
Max Financial Services Ltd.	2.1
FUCHS SE	1.9
Scout24 SE	1.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Hoa Phat Group JSC	2.5
Siauliu Bankas AB	2.5
Reply SpA	2.5
Senior plc	2.5
Airtel Africa plc	2.4
Cranswick plc	2.4
Diploma plc	2.3
Max Financial Services Ltd.	2.1
FUCHS SE	1.9
Scout24 SE	1.9

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000045116 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Institutional Class
Trading Symbol	HLMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Small Companies (Institutional Class)	$59	1.17%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class (HLMRX) rose 2.64% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 2.66% in the same period (net of source taxes).[1]
Key Performance Factors
International small caps gained during the period, outperforming US small caps, as investors worried about the impact of higher tariffs on US growth and inflation. European markets rallied after German legislators approved its fiscal stimulus package. Rising long-end yields in Europe and Japan helped Financials outperform. Information Technology (IT) underperformed as the release of Chinese AI model DeepSeek rattled stocks across the tech supply chain. The Fund kept pace with the index due to strong relative returns in IT and Communication Services but was hurt by weak returns in Consumer Discretionary and Industrials.
Sector Analysis
In Communication Services, mobile network operator Airtel Africa received regulatory approval to increase rates up to 50% in Nigeria. In Consumer Discretionary, Philippine home-improvement retailer Wilcon Depot reported disappointing results due to slow demand and discounting by peers.
Regional Analysis
Yantai China Pet Foods soared after the company reported strong sales and an improvement in profit margins. German life-science products manufacturer STRATEC suffered weakening pricing power; we reduced our holding.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Wilcon Depot
Yantai China Pet Foods	YouGov
CyberArk	Thule Group
Scout24	Globant
Bankinter	SH Kelkar
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
[1] The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	6.29	6.98	4.84
MSCI ACWI ex US Index*	11.92	10.09	4.83
MSCI ACWI ex US Small Cap Index*	8.23	10.31	5.19
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 301,300,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$301.3M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	81	Period portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Hoa Phat Group JSC	2.5
Siauliu Bankas AB	2.5
Reply SpA	2.5
Senior plc	2.5
Airtel Africa plc	2.4
Cranswick plc	2.4
Diploma plc	2.3
Max Financial Services Ltd.	2.1
FUCHS SE	1.9
Scout24 SE	1.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Hoa Phat Group JSC	2.5
Siauliu Bankas AB	2.5
Reply SpA	2.5
Senior plc	2.5
Airtel Africa plc	2.4
Cranswick plc	2.4
Diploma plc	2.3
Max Financial Services Ltd.	2.1
FUCHS SE	1.9
Scout24 SE	1.9

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000240396 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Institutional Class Z
Trading Symbol	HLRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Small Companies (Institutional Class Z)	$51	1.02%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class Z (HLRZX) rose 2.72% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 2.66% in the same period (net of source taxes).[1]
Key Performance Factors
International small caps gained during the period, outperforming US small caps, as investors worried about the impact of higher tariffs on US growth and inflation. European markets rallied after German legislators approved its fiscal stimulus package. Rising long-end yields in Europe and Japan helped Financials outperform. Information Technology (IT) underperformed as the release of Chinese AI model DeepSeek rattled stocks across the tech supply chain. The Fund kept pace with the index due to strong relative returns in IT and Communication Services but was hurt by weak returns in Consumer Discretionary and Industrials.
Sector Analysis
In Communication Services, mobile network operator Airtel Africa received regulatory approval to increase rates up to 50% in Nigeria. In Consumer Discretionary, Philippine home-improvement retailer Wilcon Depot reported disappointing results due to slow demand and discounting by peers.
Regional Analysis
Yantai China Pet Foods soared after the company reported strong sales and an improvement in profit margins. German life-science products manufacturer STRATEC suffered weakening pricing power; we reduced our holding.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Wilcon Depot
Yantai China Pet Foods	YouGov
CyberArk	Thule Group
Scout24	Globant
Bankinter	SH Kelkar
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
[1] The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $5,000,000 (USD)

Average Annual Return [Table Text Block]
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	6.43	7.06	4.87
MSCI ACWI ex US Index*	11.92	10.09	4.83
MSCI ACWI ex US Small Cap Index*	8.23	10.31	5.19
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 301,300,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$301.3M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	81	Period portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Hoa Phat Group JSC	2.5
Siauliu Bankas AB	2.5
Reply SpA	2.5
Senior plc	2.5
Airtel Africa plc	2.4
Cranswick plc	2.4
Diploma plc	2.3
Max Financial Services Ltd.	2.1
FUCHS SE	1.9
Scout24 SE	1.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Hoa Phat Group JSC	2.5
Siauliu Bankas AB	2.5
Reply SpA	2.5
Senior plc	2.5
Airtel Africa plc	2.4
Cranswick plc	2.4
Diploma plc	2.3
Max Financial Services Ltd.	2.1
FUCHS SE	1.9
Scout24 SE	1.9

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000064415 [Member]
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Institutional Class
Trading Symbol	HLFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Frontier Emerging Markets (Institutional Class)	$72	1.45%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class (HLFMX) fell 0.82% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 4.21% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets, which were relatively insulated from the US trade war, outperformed developed markets. Shares of the fastest-growing and most-expensive companies underperformed. The Fund lagged the index due to poor relative returns in Information Technology (IT) and Consumer Discretionary, but benefited from strong relative returns in Industrials, Materials, and Real Estate.
Sector Analysis
IT-services company Globant faced limits to its pricing power as clients prioritized cost savings over product development, which resulted in muted margin expansion. Industrials holding Marsa Maroc, a Moroccan port operator, won a concession to operate a second terminal at the Nador West Med port on the Mediterranean coast. The expected increase in capacity will substantially increase transshipment container throughput.
Regional Analysis
By region, Asian investments detracted the most from the Fund’s performance. Philippine home-improvement retailer Wilcon Depot reported disappointing results due to weak demand and intense discounting by peers. On the other hand, UAE-based Emaar Properties has been generating strong earnings, bolstered by sustained demand for real estate in Dubai.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
Marsa Maroc	Wilcon Depot
Halyk Savings Bank	Agthia
Airtel Africa	Alfamart
Cementos Argos	FPT
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.64	7.93	0.55
MSCI Frontier Emerging Markets Index	11.83	7.53	1.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 125,400,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$125.4M	Total advisory fees paid (after waiver/reimbursement)	$0.7M
Total number of holdings	57	Period portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
Allocation
Credicorp Ltd.	5.0
Banca Transilvania SA	4.7
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.3
Societe d'Exploitation des Ports	3.8
Emaar Properties PJSC	3.4
International Container Terminal Services Inc.	3.2
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Bank for Foreign Trade of Vietnam JSC	3.2
Kaspi.KZ JSC - ADR	3.0
SM Prime Holdings Inc.	2.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
Credicorp Ltd.	5.0
Banca Transilvania SA	4.7
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.3
Societe d'Exploitation des Ports	3.8
Emaar Properties PJSC	3.4
International Container Terminal Services Inc.	3.2
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Bank for Foreign Trade of Vietnam JSC	3.2
Kaspi.KZ JSC - ADR	3.0
SM Prime Holdings Inc.	2.9

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000179660 [Member]
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Institutional Class Z
Trading Symbol	HLFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Frontier Emerging Markets (Institutional Class Z)	$62	1.25%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class Z (HLFZX) fell 0.58% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 4.21% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets, which were relatively insulated from the US trade war, outperformed developed markets. Shares of the fastest-growing and most-expensive companies underperformed. The Fund lagged the index due to poor relative returns in Information Technology (IT) and Consumer Discretionary, but benefited from strong relative returns in Industrials, Materials, and Real Estate.
Sector Analysis
IT-services company Globant faced limits to its pricing power as clients prioritized cost savings over product development, which resulted in muted margin expansion. Industrials holding Marsa Maroc, a Moroccan port operator, won a concession to operate a second terminal at the Nador West Med port on the Mediterranean coast. The expected increase in capacity will substantially increase transshipment container throughput.
Regional Analysis
By region, Asian investments detracted the most from the Fund’s performance. Philippine home-improvement retailer Wilcon Depot reported disappointing results due to weak demand and intense discounting by peers. On the other hand, UAE-based Emaar Properties has been generating strong earnings, bolstered by sustained demand for real estate in Dubai.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
Marsa Maroc	Wilcon Depot
Halyk Savings Bank	Agthia
Airtel Africa	Alfamart
Cementos Argos	FPT
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $2,500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $2,500,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.93	8.29	0.78
MSCI Frontier Emerging Markets Index	11.83	7.53	1.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 125,400,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$125.4M	Total advisory fees paid (after waiver/reimbursement)	$0.7M
Total number of holdings	57	Period portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Credicorp Ltd.	5.0
Banca Transilvania SA	4.7
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.3
Societe d'Exploitation des Ports	3.8
Emaar Properties PJSC	3.4
International Container Terminal Services Inc.	3.2
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Bank for Foreign Trade of Vietnam JSC	3.2
Kaspi.KZ JSC - ADR	3.0
SM Prime Holdings Inc.	2.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Credicorp Ltd.	5.0
Banca Transilvania SA	4.7
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.3
Societe d'Exploitation des Ports	3.8
Emaar Properties PJSC	3.4
International Container Terminal Services Inc.	3.2
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Bank for Foreign Trade of Vietnam JSC	3.2
Kaspi.KZ JSC - ADR	3.0
SM Prime Holdings Inc.	2.9

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000064416 [Member]
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Investor Class
Trading Symbol	HLMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Frontier Emerging Markets (Investor Class)	$86	1.75%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Investor Class (HLMOX) fell 0.96% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 4.21% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets, which were relatively insulated from the US trade war, outperformed developed markets. Shares of the fastest-growing and most-expensive companies underperformed. The Fund lagged the index due to poor relative returns in Information Technology (IT) and Consumer Discretionary, but benefited from strong relative returns in Industrials, Materials, and Real Estate.
Sector Analysis
IT-services company Globant faced limits to its pricing power as clients prioritized cost savings over product development, which resulted in muted margin expansion. Industrials holding Marsa Maroc, a Moroccan port operator, won a concession to operate a second terminal at the Nador West Med port on the Mediterranean coast. The expected increase in capacity will substantially increase transshipment container throughput.
Regional Analysis
By region, Asian investments detracted the most from the Fund’s performance. Philippine home-improvement retailer Wilcon Depot reported disappointing results due to weak demand and intense discounting by peers. On the other hand, UAE-based Emaar Properties has been generating strong earnings, bolstered by sustained demand for real estate in Dubai.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
Marsa Maroc	Wilcon Depot
Halyk Savings Bank	Agthia
Airtel Africa	Alfamart
Cementos Argos	FPT
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.25	7.59	0.19
MSCI Frontier Emerging Markets Index	11.83	7.53	1.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 125,400,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$125.4M	Total advisory fees paid (after waiver/reimbursement)	$0.7M
Total number of holdings	57	Period portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Credicorp Ltd.	5.0
Banca Transilvania SA	4.7
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.3
Societe d'Exploitation des Ports	3.8
Emaar Properties PJSC	3.4
International Container Terminal Services Inc.	3.2
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Bank for Foreign Trade of Vietnam JSC	3.2
Kaspi.KZ JSC - ADR	3.0
SM Prime Holdings Inc.	2.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Credicorp Ltd.	5.0
Banca Transilvania SA	4.7
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.3
Societe d'Exploitation des Ports	3.8
Emaar Properties PJSC	3.4
International Container Terminal Services Inc.	3.2
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Bank for Foreign Trade of Vietnam JSC	3.2
Kaspi.KZ JSC - ADR	3.0
SM Prime Holdings Inc.	2.9

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000236826 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets ex China
Class Name	Institutional Class
Trading Symbol	HLXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets ex China Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Emerging Markets ex China (Institutional Class)	$52	1.05%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Emerging Markets ex China Institutional Class (HLXCX) fell 2.11% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Emerging Markets ex China Index, fell 2.43% in the same period (net of source taxes).
Key Performance Factors
Emerging markets excluding China fell, with Taiwan and South Korea hurt by waning excitement for artificial intelligence (AI)-related businesses. Emerging European markets were buoyed by Germany’s stimulus plans. The South African market continued the rise, bolstered by the stability of its new coalition government. Information Technology (IT) shares fell sharply while Communications Services and Real Estate outperformed. The Fund modestly outperformed due to good stocks in Consumer Discretionary and Real Estate. Lagging returns in IT and Health Care detracted.
Sector Analysis
Returns in Real Estate were boosted by Emaar Properties, which benefited from sustained demand for Dubai real estate. Shares of IT-services company Globant fell due to growth concerns in the US, a key market.
Regional Analysis
Coway, the leading manufacturer of air and water purifiers in South Korea, reported strong earnings growth and raised its dividend. The Fund’s underweight to Taiwanese semiconductor giant TSMC was also helpful. Bumrungrad Hospital in Thailand reported weak results due to a decline in the number of patients from abroad.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
Coway	Bumrungrad Hospital
Coca-Cola HBC	Agthia
Maruti Suzuki	Kaspi.kz
MercadoLibre	Tata Consultancy Services
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	Since Inception
Fund	2.62	5.30
MSCI Emerging Markets ex China Index	3.30	9.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 3,400,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$3.4M	Total advisory fees paid (after waiver/reimbursement)	$0.0M
Total number of holdings	54	Period portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8
HDFC Bank Ltd.	5.0
ICICI Bank Ltd.	4.4
Maruti Suzuki India Ltd.	4.3
Tata Consultancy Services Ltd.	4.0
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Emaar Properties PJSC	3.3
MercadoLibre Inc.	3.0
Coway Co., Ltd.	2.9
HDFC Life Insurance Co., Ltd.	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8
HDFC Bank Ltd.	5.0
ICICI Bank Ltd.	4.4
Maruti Suzuki India Ltd.	4.3
Tata Consultancy Services Ltd.	4.0
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Emaar Properties PJSC	3.3
MercadoLibre Inc.	3.0
Coway Co., Ltd.	2.9
HDFC Life Insurance Co., Ltd.	2.5

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000223577 [Member]
Shareholder Report [Line Items]
Fund Name	Chinese Equity
Class Name	Institutional Class
Trading Symbol	HLMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Chinese Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Chinese Equity (Institutional Class)	$57	1.15%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Chinese Equity Institutional Class (HLMCX) fell 0.52% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI China All Shares Index, increased 3.16% (net of source taxes).
Key Performance Factors
Chinese stocks rose, buoyed by stronger government support for private enterprise, raising the prospect that the country may reverse its stagnating economic productivity and improve the quality of long-term growth. Additionally, AI-exposed companies inside China soared after the release of Chinese AI model DeepSeek. Shares of the highest-quality, and fastest-growing companies outperformed, while shares of the most-expensive companies underperformed. The Fund lagged the index due to poor relative returns in Information Technology, Consumer Discretionary, and Health Care, but benefited from strong relative returns in Industrials.
Sector Analysis
IT company Delta Electronics, which makes power-management components, declined on concerns about slowing growth outside of China in AI servers, a business where it has dominant share in power supplies. Sales at Inovance, a manufacturer of industrial-automation equipment, surged on strong sales growth in humanoid robots and electric vehicles.
Regional Analysis
Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Chinese video game company NetEase reported strong year-over-year revenue growth for the fourth quarter, benefitting from the popularity of its new PC game Marvel Rivals.
Performance
🡱 Top Contributors	🡳 Top Detractors
Inovance	Techtronic Industries
NetEase	Delta Electronics
Shuanghuan Driveline	ZTO Express
ENN Energy	Trip.com Group
Tencent	Alibaba
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	Since Inception
Fund	4.63	-12.64
MSCI China All Shares Index	17.92	-6.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 2,800,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$2.8M	Total advisory fees paid (after waiver/reimbursement)	$0.0M
Total number of holdings	47	Period portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
Allocation
Tencent Holdings Ltd.	11.4
Alibaba Group Holding Ltd.	6.1
AIA Group Ltd.	3.7
TravelSky Technology Ltd., Class H	3.3
Hong Kong Exchanges & Clearing Ltd.	3.3
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Airtac International Group	3.2
Delta Electronics Inc.	3.0
Trip.com Group Ltd.	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	11.4
Alibaba Group Holding Ltd.	6.1
AIA Group Ltd.	3.7
TravelSky Technology Ltd., Class H	3.3
Hong Kong Exchanges & Clearing Ltd.	3.3
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Airtac International Group	3.2
Delta Electronics Inc.	3.0
Trip.com Group Ltd.	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.9

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000238190 [Member]
Shareholder Report [Line Items]
Fund Name	International Developed Markets Equity
Class Name	Institutional Class
Trading Symbol	HLIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Developed Markets Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Developed Markets Equity (Institutional Class)	$41	0.80%
[1]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Developed Markets Equity Institutional Class (HLIDX) returned 6.51% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI World ex US Index, increased 8.32% (net of source taxes).
Key Performance Factors
International developed markets gained despite uncertainty around US tariff policy and the risk that higher tariffs pose to growth. Rising long-end yields in Europe and Japan helped Financials outperform. Many AI-exposed companies outside China fell sharply after the release of Chinese AI model DeepSeek. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials and Europe ex EMU, but benefited from strong returns in Health Care, Consumer Discretionary, and Japan.
Sector Analysis
In Industrials, Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Shares of Japan’s Chugai Pharmaceutical rose after its partner Lilly announced positive Phase 3 clinical trial results for Orforglipron, its oral GLP-1 candidate drug for diabetes.
Regional Analysis
Shares of Swiss hearing aid manufacturer Sonova declined due to tariff fears; the company has significant exposure to the US market. In Japan, Sony reported strong results, boosted by growth in its gaming and music divisions, and increased guidance for revenue and margins.
Performance
🡱 Top Contributors	🡳 Top Detractors
Sony	Disco Corp.
BBVA	Schneider Electric
Allianz	Techtronic Industries
Chugai Pharmaceutical	TSMC
Infineon Technologies	Sonova
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	Since Inception
Fund	13.80	16.22
MSCI World ex US Index	13.10	19.92
MSCI EAFE Index	12.57	20.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 99,400,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$99.4M	Total advisory fees paid (after waiver/reimbursement)	$0.3M
Total number of holdings	46	Period portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Allianz SE, Reg S	4.8
Chugai Pharmaceutical Co., Ltd.	4.4
DBS Group Holdings Ltd.	4.3
Sony Group Corp.	3.9
Haleon plc	3.6
Manulife Financial Corp.	3.5
Roche Holding AG, Genusschein	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Schneider Electric SE	3.2
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Allianz SE, Reg S	4.8
Chugai Pharmaceutical Co., Ltd.	4.4
DBS Group Holdings Ltd.	4.3
Sony Group Corp.	3.9
Haleon plc	3.6
Manulife Financial Corp.	3.5
Roche Holding AG, Genusschein	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Schneider Electric SE	3.2

Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

[1]	Expense ratio is expressed on an annualized basis.
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[18]	Expense ratio is expressed on an annualized basis.